Document and Entity Information	Oct. 01, 2023
Cover [Abstract]
Entity Registrant Name	Viatris Inc
Amendment Flag	true
Entity Central Index Key	0001792044
Document Type	8-K/A
Document Period End Date	Oct. 01, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	514-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On October 2, 2023, Viatris Inc. (“Viatris” or the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report that Viatris had entered into an agreement with Cooper Consumer Health SAS, a French corporation (“Buyer Parent”) pursuant to which Buyer Parent made a binding offer (the “Offer”), by irrevocably granting Viatris an option (the “Option”), to require Buyer Parent and certain of its affiliates (collectively, the “Buyer Parties”) to purchase and assume, as applicable, substantially all of Viatris’ over-the-counter products business (the “Business”) and related assets and liabilities, on the terms and subject to the conditions of a negotiated form of Transaction Agreement (such form, the “Transaction Agreement” and such potential transaction, the “Transaction”). This Amendment No. 1 to the Initial 8-K (“8-K Amendment”) is being filed to report that pursuant to the terms of the Offer, following the completion of the applicable consultation procedures with employee representatives where required by applicable local laws, including in France, Italy and the Netherlands, on January 26, 2024, Viatris exercised the Option, and on January 29, 2024, Viatris, Viatris Italia S.r.l., a wholly-owned subsidiary of Viatris, Ipex AB, a wholly-owned subsidiary of Viatris, and the Buyer Parties entered into the Transaction Agreement. A summary of the terms of the Transaction Agreement and the Transaction that applied upon the exercise of the Option are set forth in the Initial 8-K and is incorporated herein by reference. Consummation of the Transaction remains subject to various closing conditions, including, among others, (a) the receipt of certain regulatory consents and approvals, including from the European Commission (with respect to European antitrust laws and the European Union Foreign Subsidiaries Regulation) and the French Ministry of Economy, (b) the receipt of consents under, or renewals or extensions of, certain specified material supply, license and service contracts relating to the Business, subject to the terms and conditions set forth in the Transaction Agreement, including with respect to limitations on the aggregate economic impact of such consents, renewals or extensions, and (c) other customary closing conditions. The parties have received regulatory consents and approvals from the Presidency of the Italian Council of Ministries and the Commission for Protection of Competition of the Republic of Serbia.